Shareholder Report, Line Graph (Details) 191341_ClearShares OCIO ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Jun. 26, 2017	May 31, 2026
ClearShares OCIO ETF
Account Value [Line Items]
Line Graph and Table Measure Name										ClearShares OCIO ETF NAV
Accumulated Value	$ 16,575	$ 15,273	$ 13,400	$ 13,338	$ 13,989	$ 11,247	$ 10,576	$ 10,695	$ 10,000	$ 20,087
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US Broad Market Index
Accumulated Value	$ 11,032	$ 10,465	$ 10,323	$ 10,541	$ 11,494	$ 11,556	$ 10,552	$ 9,908	$ 10,000	$ 11,601